Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	F/m FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001546416
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	fm
Document Creation Date	dei_DocumentCreationDate	Sep. 13, 2021
Document Effective Date	dei_DocumentEffectiveDate	Sep. 09, 2021
Prospectus Date	rr_ProspectusDate	Sep. 09, 2021
F/m Investments Large Cap Focused Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY F/m INVESTMENTS LARGE CAP FOCUSED FUND (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you will pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended June 30, 2021, the portfolio turnover rate of the Predecessor Fund was 195% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	195.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which do not reflect “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until October 31, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s principal investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by purchasing equity securities that the Adviser believes are likely to appreciate. It generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase American Depository Receipts (“ADRs”) of international companies trading on U.S. exchanges. The Fund may invest across different industries and sectors. The Fund will invest at least 80% of its net assets in securities of large capitalization companies. The Fund consider large capitalization companies to include those that have a market capitalization, at the time of investment, comparable to the securities held in the S&P 500® Index. As of June 30, 2021, the S&P 500® Index includes U.S. companies with a median market capitalization of $30.46 billion. The market capitalization of the companies in the S&P 500 Index ranged from $4 billion to $2.3 trillion as of June 30, 2021. In purchasing securities for the Fund, the Adviser will focus on companies that exhibit accelerating growth in earnings and revenue. At times, the Fund may emphasize investment in a particular industry or sector. As of June 30, 2021, the Fund had approximately 37.21% of its net assets invested in stocks within the technology sector.

The Adviser uses quantitative screens to evaluate liquidity, capitalization, domicile, and desired risk attributes to determine an initial universe of large capitalization companies from which the Fund may invest. The Adviser then uses a quantitative process to evaluate the company fundamentals and stock price trends of the investment candidates. Macroeconomic influences on portfolio candidates are considered before selecting the final securities for purchase in the portfolio. The Adviser considers whether to sell a particular security when the security receives declining scores from the Adviser’s proprietary model or the security causes the Fund’s portfolio to be exposed to unintended risks.

The periodic reconstitution and rebalancing of the portfolio according to the Fund’s quantitative investment strategy may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders. With respect to any percentage restriction on investment or use of assets in the Fund’s investment strategies, if such a percentage restriction is adhered to at the time a transaction is affected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather the Adviser will consider which action is in the best interest of the Fund and its shareholders, including the sale of the security.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest at least 80% of its net assets in securities of large capitalization companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the Fund’s returns will vary and you could lose money. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is subject to market risk, which is the risk that the Fund’s share price will fluctuate as market prices fluctuate. The value of an investment in the Fund may decline in tandem with a drop in the overall value in the markets in which the Fund invests and and/or other markets based on negative developments in the U.S. and global economies. Economic, political, and financial conditions or industry or economic trends and developments may from time to time cause volatility, illiquidity, or other potentially adverse effects on the financial markets. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not be appropriate for use as a complete investment program.

Market Risk – Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions, and general equity market conditions.

Equity Securities Risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. Economic, political, and financial conditions, or industry or economic trends or developments, may for varying periods of time cause volatility, illiquidity, or other potentially adverse effects in the markets. The Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Large Cap Security Risk – Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology developments and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies.

Foreign Securities Risk – Foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Style Risk – The Fund intends to invest in growth-oriented stocks and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style. There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

Sector Risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to concentrate its investments in any particular sector or sectors, the Fund may emphasize investments in one or more sectors, which may cause the Fund to have increased relative exposure to the price movements of those sectors. At times when the Fund emphasizes a particular sector, the value of its net assets will be more susceptible to the financial, market or economic events affecting that sector than would be the case for mutual funds that do not emphasize investment in a particular sector. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s share price. As of June 30, 2021, the Fund had approximately 37.21% of its net assets invested in stocks within the technology sector. The values of securities of companies in the technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing technologies and products.

Portfolio Turnover Risk – When the portfolio managers deem it is appropriate and particularly during periods of volatile market movements, the Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. High portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Fund’s portfolio) involves correspondingly greater expenses to the Fund and may adversely affect Fund performance.

Depositary Receipts Risk – Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Risk of Non-Diversification – The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns will vary and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund. The Fund has adopted the past performance of the Predecessor Fund as its own. The bar chart shows the performance of the Institutional Class of shares for each full calendar year over the lifetime of the Predecessor Fund. The performance table shows how the Predecessor Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. From the inception of the Predecessor Fund until April 2020, Cognios Capital, LLC was the investment adviser to the Predecessor Fund (the “Predecessor Adviser”) and the performance of the Predecessor Fund through April 2020 reflects its performance under the Predecessor Adviser. Performance of the Predecessor Fund since April 2020 reflects its performance of the Adviser. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end is available by calling 1-(800) 292-6775 or by visiting https://www.fm-funds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Institutional Class of shares for each full calendar year over the lifetime of the Predecessor Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-(800) 292-6775
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.fm-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return of Institutional Shares of the Predecessor Fund through June 30, 2021 was 14.20%.

During the periods shown in the bar chart, the highest return for a quarter was 30.29% during the quarter ended June 30, 2020 and the lowest return for a quarter was -16.92% during the quarter ended December 31, 2018.

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return of Institutional Shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.92%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2020
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Institutional Class shares of the Predecessor Fund and will vary from the performance of Investor Class shares, to the extent that the classes do not have the same expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The after-tax returns are shown only for Institutional Class shares of the Predecessor Fund and will vary from the performance of Investor Class shares, to the extent that the classes do not have the same expenses.

F/m Investments Large Cap Focused Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
Since Inception	rr_AverageAnnualReturnSinceInception	16.15%
F/m Investments Large Cap Focused Fund | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.96%
Since Inception	rr_AverageAnnualReturnSinceInception	16.58%
F/m Investments Large Cap Focused Fund | F/m Investments Large Cap Focused Fund Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IAFMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.38%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.16%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	392
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	712
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,618
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	42.23%
Since Inception	rr_AverageAnnualReturnSinceInception	22.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
F/m Investments Large Cap Focused Fund | F/m Investments Large Cap Focused Fund Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IAFLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.91%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	304
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	548
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,247
Annual Return 2017	rr_AnnualReturn2017	25.81%
Annual Return 2018	rr_AnnualReturn2018	1.47%
Annual Return 2019	rr_AnnualReturn2019	30.16%
Annual Return 2020	rr_AnnualReturn2020	42.64%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	42.64%
Since Inception	rr_AverageAnnualReturnSinceInception	23.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
F/m Investments Large Cap Focused Fund | F/m Investments Large Cap Focused Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	37.75%
Since Inception	rr_AverageAnnualReturnSinceInception	20.30%
F/m Investments Large Cap Focused Fund | F/m Investments Large Cap Focused Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.32%
Since Inception	rr_AverageAnnualReturnSinceInception	18.08%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which do not reflect “Acquired Fund Fees and Expenses.”
[3]	F/m Investments, LLC (the “Adviser”) has contractually agreed, until October 31, 2023, to reduce Management Fees and to absorb Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.15% and 0.90% of the Fund’s average daily net assets attributable to the Investor Class shares and Institutional Class shares, respectively. Management fee reductions and Other Expenses absorbed by the Adviser are subject to repayment by the Fund for a period of 3 years following the date such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to exceed either: (i) the expense limitation in effect at the time such fees and expenses were waived or absorbed; or (ii) any expense limitation in effect at the time the Adviser seeks reimbursement of such fees and expenses. This agreement may be terminated by either party upon 60 days’ prior written notice, provided, however, that the Adviser may not terminate this agreement without the approval of the Board of Trustees and this agreement will terminate automatically if the Adviser ceases to serve as investment adviser to the Fund. The Adviser has the right to reimbursement from the Fund of amounts up to the aggregate amount that the Adviser had waived or reimbursed the F/m Investments Large Cap Focused Fund, a series of M3Sixty Funds Trust, the predecessor of the Fund (“Predecessor Fund”) under an expense limitation agreement with the Predecessor Fund for the three-year period ending after the specific fee waiver or reimbursement, but only if such reimbursement can be achieved without exceeding the expense limitation in place at the time of the waiver or reimbursement.